Inventories (Tables)	6 Months Ended
Jun. 30, 2018
Inventories [Abstract]
Schedule of Inventories

	June 30,	December 31,
	2018	2017
	Unaudited

Finished products (*)	$119	$1,199

	$119	$1,199

(*)	Includes $612 on December 31, 2017, with respect to inventory delivered to customers but for which revenue recognition criteria have not been met as of that date.